Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
14.      Related Party Transactions

Under the terms of the registration rights provisions of the Company's Stockholders Agreement, the Company is generally obligated to pay all fees and expenses incurred in connection with certain public offerings by affiliates of Fortress Investment Group LLC ("Fortress") (other than underwriting discounts, commissions and transfer taxes).  In connection with the Company's obligations thereunder, the Company incurred approximately $0.6 million of expenses in 2010 related to the public equity offerings of Company shares by Fortress affiliates.